Loans Payable Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 30, 2023	Feb. 02, 2023	Jun. 16, 2022
Interest expense	$ 157,458	$ 1,095,233
Trillium Partners, loan payable, June 16, 2022
Amount of debt entered	100,000					$ 100,000
Loan percentage rate						3.00%
Accrued interest payable	4,340
Loan from Jonathan Foltz, Feb 10, 2021
Loan debt assumed			$ 75,500
Proceeds from loan	37,572		90,150
Payments on loan	1,611		25,239
Loan payable principal	117,495			$ 81,534
Loans from Nationwide, Feb 10, 2021
Accrued interest payable	97,406			77,718
Loan debt assumed			545,720
Payments on loan			150,000
Loan payable principal	628,187			608,500
Loan from Amazon, July 2022
Accrued interest payable				2,532
Proceeds from loan	64,000
Payments on loan	11,085		55,531
Loan payable principal	0			11,001
Line of credit from Bluevine, August 2022
Proceeds from loan	200,000
Payments on loan	80,424		112,412
Loan payable principal	82,164			87,588
Merchant cash advance from Square Advance, Sept 2022
Proceeds from loan			118,750
Payments on loan			97,638
Payments to acquire loan receivables			174,875
Proceeds from sale of loan receivables			125,000
Loan debt cost fee			6,250
Interest expense			31,171
Merchant cash advance from Aphrodite Jan 2023
Proceeds from loan	168,000
Loan payable principal	143,555			58,533
Payments to acquire loan receivables	245,000
Proceeds from sale of loan receivables	175,000
Loan debt cost fee	7,000
Interest expense	52,985
Advance from EAdvance Services, Nov 2022
Proceeds from loan			150,350
Payments on loan	72,498		43,659
Loan payable principal	81,885			$ 124,933
Payments to acquire loan receivables			213,900
Proceeds from sale of loan receivables			155,000
Loan debt cost fee			4,650
Interest expense	29,450		$ 13,592
Parkside Funding Group, Feb 2023
Proceeds from loan	142,500
Payments on loan	44,546
Loan payable principal	105,454
Payments to acquire loan receivables	217,500
Proceeds from sale of loan receivables	150,000
Loan debt cost fee	7,500
Marcus by Goldman Sachs, Feb 2023
Amount of debt entered					$ 125,000
Accrued interest payable	828
Proceeds from loan	125,000
Payments on loan	2,000
Loan payable principal	$ 123,828